FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Narrative (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 11, 2022	Dec. 08, 2022	Oct. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Line Items]
Value of new warrants			$ 3,906,000
Warrant equity			3,490,000
Warrant liability			$ 416,000
Marked price of warrants derivatives			$ 0.22
Expected exercise period				9 years 10 months 13 days
Price adjustment shares
Financial Instruments [Line Items]
Number of shares issued				27,500,000
Description of vesting requirements				The PAS vest upon three price adjustment achievement dates: (i) one-third of the PAS will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement and within the 10-year period following the closing, the volume weighted average price (“VWAP”) of the Company’s Ordinary Shares is greater than or equal to $12.50 for any seven (7) trading days within a period of 30 consecutive trading days, (ii) one-third of the PAS will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement and within the 10-year period following the closing, the VWAP of the Company’s Ordinary Shares is greater than or equal to $14.00 for any seven (7) trading days within a period of 30 consecutive trading days and one-third of the PAS will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement and within the 10-year period following the closing, the VWAP of the Ordinary Shares is greater than or equal to $15.50 for any seven (7) trading days within a period of 30 consecutive trading days.
Description of influence of change in control transaction on price adjustment shares				In the event of a SatixFy change in control transaction within ten (10) years following the closing of the Business Combination, all of the unvested PAS not earlier vested will vest immediately prior to the closing of such change in control. If the PAS do not vest according to the achievement dates in the Business Combination Agreement, or if a change of control has not occurred after the Closing and prior to the date that is ten (10) years following the Closing Date, then any unvested PAS shall automatically be forfeited back to the Company’s for no consideration.
Risk-free rate				3.88%
Expected volatility (as a percent)				50.00%
Weighted average share price				$ 0.3631
Price adjustment shares | Merger Agreement [Member]
Financial Instruments [Line Items]
Risk-free rate				4.54%	4.51%
Expected exercise period				8 years 10 months 12 days	8 years 22 days
Expected volatility (as a percent)				65.00%
Weighted average share price				$ 1.53
Price adjustment shares | Founders
Financial Instruments [Line Items]
Number of shares issued				27,000,000
Price adjustment shares | Yoav Leibovitch
Financial Instruments [Line Items]
Number of shares issued				18,000,000
Price adjustment shares | Simona Gat
Financial Instruments [Line Items]
Number of shares issued				9,000,000
SPAC public warrant
Financial Instruments [Line Items]
Number of new warrants exercised		3,364,000
Number of shares issued		553,692
Pipe warrant
Financial Instruments [Line Items]
Number of new warrants exercised	935,000
Proceeds from of warrants	$ 1,500
Number of shares issued	2,000,000
Business combination agreement SPAC transaction [Member] | SPAC private warrant
Financial Instruments [Line Items]
Number of new warrants issued				7,630,000
Business combination agreement SPAC transaction [Member] | SPAC public warrant
Financial Instruments [Line Items]
Number of new warrants issued				10,000,000
Business combination agreement SPAC transaction [Member] | Pipe warrant
Financial Instruments [Line Items]
Number of new warrants issued				1,000,000